Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Estimate future revenues (Details) - Minera Yanacocha SRL and subsidiary [Member]	12 Months Ended
Dec. 31, 2020 $ / oz $ / £
Gold per ounce [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity Price Estimate , Current | $ / oz	1,876
Commodity Price Estimate , Long Term | $ / oz	1,500
Copper [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity Price Estimate , Current | $ / £	3.1
Commodity Price Estimate , Long Term | $ / £	3.0